Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net deferred tax asset	$ 68,580	$ 65,420
Current deferred tax assets	0	12,051
Non-current deferred tax assets	70,446	63,321
Current deferred tax liabilities	0	1,728
Non-current deferred tax liabilities	1,866	8,224
Temporary differences related to investments in foreign subsidiaries	123,494
Gross unrecognized tax benefits	19	63
Current Assets [Member]
Income Taxes [Line Items]
Current deferred tax assets		12,051
Non-current Assets [Member]
Income Taxes [Line Items]
Non-current deferred tax assets		63,321
Non-current deferred tax assets	70,446
Current Liabilities [Member]
Income Taxes [Line Items]
Current deferred tax liabilities		1,728
Non-current Liabilities [Member]
Income Taxes [Line Items]
Non-current deferred tax liabilities	1,866
Non-current deferred tax liabilities		$ 8,224
Tax Year 2010 and 2011 [Member]
Income Taxes [Line Items]
Estimate of possible loss	$ 20,000